Other Expense	6 Months Ended
Jun. 30, 2023
Profit (loss) [abstract]
Other Expense
10.
OTHER EXPENSE

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Loss for the period has been arrived at after charging:

Staff costs:
Salaries and other allowances	5,092	7,088
Retirement benefits scheme contributions	374	434
Share-based payment expenses	5,282	2,064
Total staff costs	10,748	9,586
Depreciation of plant and equipment	49	69
Depreciation of right-of-use assets	297	283
Amortization of intangible assets	11	10
Other expense (note i)	47,457	4,008

Note i: Other expenses include expenses incurred for an initial public offering application in Hong Kong which was suspended in 2022. For the six months ended June 30, 2022 and 2023, the other expense also include expenses incurred in connection with the Business Combination. Refer to Note 5 – Business Combination for further information.